ACQUISITIONS	12 Months Ended
Dec. 31, 2016
ACQUISITIONS
ACQUISITIONS

NOTE 6 ACQUISITIONS

2016 PNGTS Acquisition

On January 1, 2016, the Partnership acquired a 49.9 percent interest in PNGTS from a subsidiary of TransCanada. The total purchase price of the PNGTS Acquisition was $228 million and consisted of $193 million in cash (including the final purchase price adjustment of $5 million) and the assumption of $35 million in proportional PNGTS debt.

The Partnership funded the cash portion of the transaction using proceeds received in 2015 from our ATM Program and additional borrowings under our Senior Credit Facility. The purchase agreement provides for additional payments to TransCanada ranging from $5 million up to a total of $50 million if pipeline capacity is expanded to various thresholds during the fifteen year period following the date of closing.

The acquisition was accounted for as a transaction between entities under common control, whereby the equity investment in PNGTS was recorded at TransCanada’s carrying value and the total excess purchase price paid was recorded as a reduction in Partners’ Equity.

The net purchase price was allocated as follows:

(millions of dollars)

Net Purchase Price (a)	193

Less: TransCanada’s carrying value of PNGTS’ net assets at January 1, 2016	120

Excess purchase price (b)	73

(a)	Total purchase price of $228 million less the assumption of $35 million of proportional PNGTS debt by the Partnership.
(b)	The excess purchase price of $73 million was recorded as a reduction in Partners’ Equity.

2015 GTN Acquisition

On April 1, 2015, the Partnership acquired the remaining 30 percent interest in GTN from a subsidiary of TransCanada (2015 GTN Acquisition), which resulted in GTN being wholly-owned by the Partnership. The total purchase price of the 2015 GTN Acquisition was $446 million plus the final purchase price adjustment of $11 million, for a total of $457 million. The purchase price consisted of $264 million in cash (including the final purchase price adjustment of $11 million), the assumption of $98 million in proportional GTN debt and the issuance of 1,900,000 new Class B units to TransCanada valued at $50 each, representing a limited partner interest in the Partnership with a total value of $95 million.

The Partnership funded the cash portion of the transaction using a portion of the proceeds received on our March 13, 2015 debt offering (refer to Note 7). The Class B units entitle TransCanada to a distribution based on 30 percent of GTN’s annual distributions as follows: (i) 100 percent of distributions above $20 million through March 31, 2020; and (ii) 25 percent of distributions above $20 million thereafter. Under the terms of the Third Amended and Restated Agreement of Limited Partnership of the Partnership (Partnership Agreement), the Class B distribution was initially calculated to equal 30 percent of GTN’s distributable cash flow for the nine months ended December 31, 2015, less $15 million.

Prior to this transaction, the remaining 30 percent interest held by a subsidiary of TransCanada was reflected as a non-controlling interest in the Partnership’s consolidated financial statements. The 2015 GTN Acquisition of this already-consolidated entity was accounted as a transaction between entities under common control, similar to a pooling of interests, whereby the acquired interest was recorded at TransCanada’s carrying value and the total excess purchase price paid was recorded as a reduction in Partners’ Equity.

The net purchase price was allocated as follows:

(millions of dollars)

Net Purchase Price (a)	359

Less: TransCanada’s carrying value of non-controlling interest at April 1, 2015	232

Excess purchase price (b)	127

(a)	Total purchase price of $457 million less the assumption of $98 million of proportional GTN debt by the Partnership.
(b)	The excess purchase price of $127 million was recorded as a reduction in Partners’ Equity.

Our General Partner also contributed approximately $2 million to maintain its effective two percent interest in the Partnership.

2014 Bison Acquisition

On October 1, 2014, the Partnership acquired the remaining 30 percent interest in Bison from a subsidiary of TransCanada. The total purchase price of the 2014 Bison Acquisition was $215 million plus purchase price adjustments of $2 million. The acquisition of Bison was financed through combinations of (i) net proceeds from the ATM Program (refer to Note 9), and (ii) short-term financing.

Prior to this transaction, the remaining 30 percent interest held by a subsidiary of TransCanada was reflected as non-controlling interest in the Partnership’s consolidated financial statements. The 2014 Bison Acquisition of this already-consolidated entity was accounted as a transaction between entities under common control, similar to a pooling of interests, whereby the acquired interest was recorded at TransCanada’s carrying value and the total excess purchase price paid was recorded as a reduction in Partners’ Equity.

The purchase price was allocated as follows:

(millions of dollars)
Total cash consideration	217
TransCanada’s carrying value of non-controlling interest at October 1, 2014	188

Excess purchase price	29

The excess purchase price of $29 million was recorded as a reduction in Partners’ Equity.